Federated Hermes Government Obligations Fund
A Portfolio of Federated Hermes Money Market Obligations Trust
Select Shares (TICKER GRTXX)
Institutional Shares (TICKER GOIXX)
Service Shares (TICKER GOSXX)
Administrative Shares (TICKER GOEXX)
Cash II Shares (TICKER GFYXX)
Cash Series Shares (TICKER GFSXX)
Capital Shares (TICKER GOCXX)
Trust Shares (TICKER GORXX)
Premier Shares (TICKER GOFXX)
Advisor Shares (TICKER GOVXX)
SDG Shares (TICKER GPHXX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2024
1. In the Prospectus section entitled “Payments to Financial Intermediaries,” under “Additional Payments to Financial Intermediaries,” please delete the section in its entirety and replace with the following:
“ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES AND OTHER PERSONS
The Distributor may pay, out of its own resources, amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, and other persons, that support the sale of Shares or provide services to the Fund and/or its shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons or other persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries and other persons receive such payments and the amount of compensation may vary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary or other person sells, may sell or arrange for the sale of Shares; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary or other person. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds, within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary, or any other person that provides services to you, for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.”
2. In the Statement of Additional Information section entitled “How is the Fund Sold?,” under “Additional Payments to Financial Intermediaries,” please delete the header and first paragraph and replace with the following:
“ADDITIONAL PAYMENTS TO OTHERS (INCLUDING FINANCIAL INTERMEDIARIES)
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, and other persons. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry Regulatory Authority, Inc. (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.
In addition to the payments which are generally described herein and in the Prospectus, the financial intermediary also may receive payments under, if applicable, a Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization.

Financial intermediaries and other persons may receive payments under some or all categories described below. These payments assist in the Distributor’s efforts to support the sale of Shares and compensate financial intermediaries and other persons for performing ancillary services in connection with effecting sales of the funds. These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary or other person sells or may sell or arrange for the sale of Shares; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary.
Not all financial intermediaries and other persons receive such payments and the amount of compensation may vary. You should ask your financial intermediary, or any other person that provides services to you, for information about any payments it receives from the Distributor or the Federated Hermes funds and any services it provides, as well as the fees and/or commissions it charges.”
3. In the Statement of Additional Information section entitled “How is the Fund Sold?,” under “Processing Support Payments,” please delete the section in its entirety and replace with the following:
“Processing Support Payments
The Distributor may make payments to certain financial intermediaries that offer Federated Hermes investment companies to help offset their costs associated with client accounts in the fund. The types of payments that the Distributor may make under this category include, but are not limited to: payment for administrative services, like account maintenance support and statement processing; payment for costs associated with transacting in the funds, like payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services related to setting up funds on the financial intermediary’s mutual fund trading system, including technology and programming set-up, platform development and maintenance or similar services.”
4. In the Statement of Additional Information section entitled “How is the Fund Sold?,” under “Marketing Support Payments,” please delete the section in its entirety and replace with the following:
“Marketing Support Payments
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries, or other persons, that sell or arrange for the sale of Shares. Such compensation, provided by the Distributor, may include “finders” or “referral fees” or directing investors to a fund, financial assistance to financial intermediaries that enable the Distributor to participate in or present at meetings, conferences or seminars, sales or education and training programs for invited registered representatives and other employees, client entertainment, client and investor events and other financial intermediary-sponsored events. The Distributor may also provide additional compensation for the provision of sales or intermediary related data and analytics to the Adviser and/or its affiliates.
The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable federal or state law or regulations, or the rules of any self-regulatory agency, such as FINRA. These payments may vary depending on the nature of the event or the relationship.
For the year ended December 31, 2023, the following is a list of FINRA member firms that received additional payments from the Distributor or an affiliate. Additional payments may also be made to certain other financial intermediaries or other persons that are not FINRA member firms that sell Federated Hermes fund shares or provide services to the Federated Hermes funds and shareholders. These firms are not included in this list. Any additions, modifications or deletions to the member firms identified in this list that have occurred since December 31, 2023, are not reflected. You should ask your financial intermediary or any other person that provides services to you for information about any additional payments it receives from the Distributor.
ADP Broker-Dealer, Inc.
AE Wealth Management, LLC
Aegis Financial
All Star Financial
American Enterprise Investment Services Inc.
American Portfolios Advisors, Inc.
Aon Securities Corp.
Arete Wealth Management, LLC
Assetmark, Inc.
Atlas Private Wealth Management, LLC
BlackRock Investments, LLC
BofA Securities, Inc.
Bolton Global Capital, Inc.
Boyd Capital Management
Broadridge Business Process Outsourcing, LLC
Callan
Cambridge Financial Group, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Investment Services LLC
Charles Schwab & Company, Inc.
Citigroup Global Markets Inc.
Citizens Securities, Inc.
Comerica Securities, Inc.
Commonwealth Financial Network
Davenport & Company LLC
Deutsche Bank Securities Inc.
Dynasty Wealth Management, LLC

Edward D. Jones & Co., LP
Empower Financial Services, Inc.
Envestnet PMC
FBL Marketing Services, LLC
Fidelity Investments Institutional Operations Company, Inc. (FIIOC)
Fifth Third Securities, Inc.
FIS Brokerage & Securities Services LLC
Global Retirement Partners LLC
Goldman Sachs & Co. LLC
HighTower Securities, LLC
Hilltop Securities, Inc.
HUB International Investment Services Inc.
Huntington Securities, Inc.
Insigneo Securities, LLC
Institutional Cash Distributors, LLC
Interactive Brokers LLC
J.P. Morgan Securities LLC
Janney Montgomery Scott LLC
Jefferies LLC
John Hancock Mutual Life Insurance Co.
Kestra Investment Services LLC
Key Investment Services LLC
KeyBanc Capital Markets Inc.
Keystone Financial Planning, Inc.
Leafhouse Financial Advisors, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Distributors, Inc.
Lincoln Investment Planning, LLC
LPL Financial LLC
Marquette Associates, Inc.
Mercer Global Advisors Inc.
Merrill Lynch, Pierce, Fenner and Smith Incorporated
MML Investors
Monarch Wealth Strategies
Morgan Stanley Smith Barney LLC
National Financial Services LLC
Nationwide Investment Services Corporation
NewEdge Securities, Inc.
Northwestern Mutual Investment Services, LLC
OneDigital Investment Advisors
Open Range Financial Group, LLC
Oppenheimer & Company, Inc.
Orion Portfolio Solutions LLC
Osaic Institutions, Inc.
Osaic Wealth, Inc.
Paychex Securities Corp.
Pensionmark Financial Group, LLC
Pershing LLC
Planmember Securities Corporation
PNC Capital Markets, LLC
PNC Investments LLC
Principal Securities, Inc.
Private Client Services, LLC
Private Wealth Advisors, Inc.
Prudential Investment Management Services LLC
Putnam Investment Management, LLC
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Capital Markets, LLC
Robert W Baird & Co. Incorporated
Rockefeller Capital Management
Royal Alliance Associates, Inc.
Sagepoint Financial, LLC
Sanctuary Securities, Inc.
Sanford C. Bernstein & Company, LLC
SBC Wealth Management
Securities America, Inc.
Security Distributors, LLC
Sentry Advisors, LLC
Spire Securities, LLC
State Street Global Markets, LLC
Steward Partners Investment Advisory, LLC
Stifel, Nicolaus & Company, Incorporated
Strategic Financial Partners, Ltd.
TD Ameritrade, Inc.
TD Private Client Wealth LLC
Teachers Insurance and Annuity Association of America
The Huntington Investment Company
The Vanguard Group, Inc.
Thrivent Investment Management Inc.
Towerpoint Wealth, LLC
Treasury Brokerage
Truist Investment Services, Inc.
Truist Securities, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UBS Securities LLC
UMB Financial Services, Inc.
United Planners Financial Services of America, L.P.
Validus Capital LLC
Vanguard Marketing Corporation
Veridian Capital Partners
Vining-Sparks-IBG, LLC
Vision Financial Markets, LLC
Voya Financial Advisors, Inc.
Voya Retirement Advisors, LLC
Webb Financial Group, LLC
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC
Woodbury Financial Services, Inc.”

January 22, 2025

Federated Hermes Government Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456946 (1/25)
© 2025 Federated Hermes, Inc.